Exploration and evaluation (Narrative) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statements Line Items
Impairment	$ 42,668	$ 0
Impairment charge, net of income taxes	$ 34,600